7. Prepaid Expenses and Other Current Assets (Details Narrative) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Tax prepaid to Mexican tax authorities	$ 530,000	$ 494,000	$ 80,000
Mexican Tax Authority [Member]
Tax prepaid to Mexican tax authorities		$ 399,000